Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Translation Reserve	Accumulated Deficit	Total	Non-controlling Interests	Total
Balance at beginning of period at Dec. 31, 2022	€ 3,370	€ 412,540	€ 29,052	€ 1,212	€ (379,110)	€ 67,064	€ (384)	€ 66,680
Balance at beginning of period (in shares) at Dec. 31, 2022	84,246,967
Result for the period					(16,926)	(16,926)	94	(16,832)
Other comprehensive income				(212)		(212)		(212)
Recognition of share-based payments			1,860			1,860		1,860
Treasury shares transferred (in shares)	(122,584)
Shares options lapsed			(3,873)		3,873
Share options exercised / RSUs vested		4	(231)		231	4		4
Share options exercised / RSUs vested (in shares)	122,584
Balance at end of period at Jun. 30, 2023	€ 3,370	412,544	26,808	1,000	(391,932)	51,790	€ (290)	51,500
Balance at end of period (in shares) at Jun. 30, 2023	84,246,967
Balance at beginning of period at Dec. 31, 2023	€ 3,370	412,894	25,159	817	(400,850)	41,390		41,390
Balance at beginning of period (in shares) at Dec. 31, 2023	84,248,384
Result for the period					(10,350)	(10,350)		(10,350)
Other comprehensive income				276		276		276
Recognition of share-based payments			1,364			1,364		1,364
Treasury shares transferred (in shares)	(326,455)
Shares options lapsed			(359)		359
Share options exercised / RSUs vested		174	(288)		288	174		174
Share options exercised / RSUs vested (in shares)	326,455
Balance at end of period at Jun. 30, 2024	€ 3,370	€ 413,068	€ 25,876	€ 1,093	€ (410,553)	€ 32,854		€ 32,854
Balance at end of period (in shares) at Jun. 30, 2024	84,248,384